As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

John Trammell
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
June 30, 2011 (Unaudited)

			Fair Value	Frequency of
	Shares	Cost	(in US Dollars)	Redemptions

INVESTMENTS IN NON U.S. INVESTMENT COMPANIES - 35.22%(a)(p)
Event Driven - Multi-Strategy - 3.08%(a)
SPM Core Offshore Fund Ltd. (Cayman Islands)(b)	948.597	$2,100,000	$2,223,359	Quarterly

Fixed Income Arbitrage - 6.10%(a)
GS Gamma Investments, Ltd. (Cayman Islands)(c)	3,610.769	3,690,000	4,411,234	Quarterly

Global Macro - Discretionary - 6.54%(a)
Graham Global Investment Fund Ltd. (B.V.I.)	37,921.167	4,548,930	4,722,966	Monthly

Long Short Equity - General - 9.66%(a)
Pelham Long/Short Fund Ltd - Class A (Bermuda)(d)	14,303.772	1,727,440	1,881,327	Monthly
Sprott Offshore Fund, Ltd. (Cayman Islands)(e)	2,518.108	1,295,644	1,703,654	Monthly
Zebedee Focus Fund Limited (Cayman Islands)	20,304.350	2,285,452	3,398,150	Monthly
			6,983,131
Long Short Equity - Sector - 9.84%a
Camber Capital Offshore Fund, Ltd. - Class A (Cayman Islands)(f)	2,779.250	3,350,000	4,116,820	Monthly
Cavalry Market Neutral Offshore, Ltd. (Cayman Islands)(g)	25,236.669	2,870,000	2,998,616	Quarterly
			7,115,436
TOTAL INVESTMENTS IN NON U.S. INVESTMENT COMPANIES (Cost $21,867,466)			25,456,126

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 49.15%(a)(p)
Dedicated Short Bias - Short Equity - 0.74%(a)
Dialectic Antithesis Partners, LP		588,470	534,725	Quarterly
Event Driven - Distressed - 9.71%(a)
Contrarian Capital Fund I, L.P.		28,687	33,497	Annually
Mast Credit Opportunities I, L.P.		2,583,145	3,095,059	Quarterly
Stone Lion Fund L.P.(h)		2,540,000	2,961,953	Quarterly
Xaraf Capital, LP(i)		1,000,000	933,509	Quarterly
			7,024,018
Long Short Equity - General - 12.32%(a)
Absolute Partners Fund, LLC		2,023,869	2,070,672	Monthly
Lafitte Fund I LP		1,665,467	1,845,541	Quarterly
Oak Street Capital Fund, L.P.(j)		1,928,850	2,656,495	Quarterly
Soundpost Capital, LP		2,873,158	2,331,252	Quarterly
			8,903,960
Long Short Equity - Sector - 24.09%(a)
Aria Select Consumer Fund LP		2,194,955	1,883,617	Monthly
CCI Technology Partners, L.P.(k)		3,750,000	3,931,433	Quarterly
CRM Windridge Partners, L.P.(l)		2,200,000	2,139,262	Monthly
Echo Street Capital Partners, LP(m)		3,775,000	3,963,972	Quarterly
Shannon River Partners II LP - Class A(n)		3,165,000	4,015,813	Quarterly
Sio Partners, LP		1,215,012	1,480,862	Quarterly
			17,414,959
Risk Arbitrage - 2.29%(a)
Pentwater Equity Opportunities Fund LLC		1,500,000	1,655,306	Monthly
TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES (Cost $33,031,613)			35,532,968
		Shares or
		Principal Amount
SHORT TERM INVESTMENT - 10.64%(a)
State Street Institutional Treasury Money Market Fund - Class I, 0.00%(o)		7,692,810	7,692,810

TOTAL SHORT TERM INVESTMENTS (Cost $7,692,810)			7,692,810

TOTAL INVESTMENTS (Cost $62,591,889) - 95.01%(a)			68,681,904
Assets in Excess of Other Liabilities - 4.99%(a)			3,605,641
TOTAL NET ASSETS - 100.00%(a)			$72,287,545

Footnotes
a Percentages are stated as a percent of net assets.
b Fair value of $2,223,359 is subject to 12-month lockup period by SPM Core Offshore Fund LTD., which expires in April, 2012.
c Fair value of $1,906,773 is subject to 12-month lockup period by GS Gamma Investments, Ltd. Lockups relating to
$1,133,331 and $773,442 expire in September, 2011 and January, 2012, respectively.
d Total fair value of $1,881,327 is subject to 12-month lockup period by Pelham Long/Short Fund Ltd. - Class A. Lockups relating to
$1,373,581 and $507,746 expire in September, 2011 and January, 2012, respectively.
e Fair value of $705,834 is subject to 12-month lockup period by Sprott Offshore Fund, Ltd., which expires in July, 2011
f Fair value of $761,733 is subject to 12-month lockup period by Camber Capital Offshore Fund, Ltd. - Class A. Lockups relating to
$337,562 and $424,171 expire in July, 2011 and September, 2011, respectively.
g Fair value of $2,998,616 is subject to 12-month lockup period by Cavalry Market Neutral Offshore, Ltd., which expires in July, 2011.
h Fair value of $629,707 is subject to 12-month lockup period by Stone Lion Fund L.P., which expires in July, 2011.
i Fair value of $933,509 is subject to 12-month lockup period by Xaraf Capital, L.P., which expires in December, 2011.
j Fair value of $378,742 is subject to 12-month lockup period by Oak Street Capital Fund, L.P., which expires in July, 2011.
k Total fair value of $3,931,433 is subject to 12-month lockup period by CCI Technology Partners, L.P. Lockups relating to
$3,145,146 and $786,287 expire in March, 2012 and April 2012, respectively.
l Fair value of $680,674 is subject to 12-month lockup period by CRM Windridge Partners, L.P., which expires in July, 2011.
m Total fair value of $3,963,972 is subject to 12-month lockup period by Echo Street Capital Partners, LP. Lockups relating to
$1,758,849 and $2,205,123 expire in November, 2011 and January, 2012 respectively.
n Fair value of $685,162 is subject to 12-month lockup period by Shannon River Partners II LP - Class A, which expires in July, 2011.
o Rate indicated is the current yield as of June 30, 2011.
p Investments in investment companies are generally non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of Investments	$67,362,517
Gross unrealized appreciation	7,124,233
Gross unrealized depreciation	(5,804,846)
Net unrealized appreciation	$1,319,387

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011;

	Fair Value Measurements at Reporting Date Using

	Quoted Prices in		Significant Other		Significant
	Active markets for Identical Assets		Observable Inputs		Unobservable Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Investments
Non U.S. Investment Companies	$-		$25,456,126	(a)	$-	$25,456,126
U.S. Investment Companies	-		35,532,968	(a)	-	35,532,968
Short Term Investments	7,692,810	(b)	-		-	7,692,810
Total Investments	$7,692,810		$60,989,094		$-	$68,681,904

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short term investments that are sweep investments for cash balances in the Fund at June 30, 2011.

During the period ended June 30, 2011, there were no transfers between Levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title)  /s/ John Trammell
                                                  John Trammell, President

Date    August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John Trammell
                                                 John Trammell, President

Date    August 24, 2011

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date    August 26, 2011